Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2018		$ 80,686	$ (333)	$ (68,842)	$ 11,511
Beginning Balance, shares at Dec. 31, 2018	3,553,714
Issuance of ordinary shares, net		523			523
Issuance of ordinary shares, net, shares	178,881
Issuance of Ordinary shares related to securities purchase agreement, net		945			945
Issuance of Ordinary shares related to securities purchase agreement, net, shares	400,000
Exercise of options		316			316
Exercise of options, shares	125,195
Other comprehensive income			97		97
Share-based compensation expense		39			39
Share-based compensation expense, Shares
Net income (loss)				176	176
Ending Balance at Jun. 30, 2019		82,509	(236)	(68,666)	13,607
Ending Balance, Shares at Jun. 30, 2019	4,257,790
Beginning Balance at Dec. 31, 2019		82,545	(233)	(69,755)	12,557
Beginning Balance, shares at Dec. 31, 2019	4,257,790
Issuance of ordinary shares, net		12			12
Issuance of ordinary shares, net, shares	7,665
Exercise of options		109			109
Exercise of options, shares	53,451
Other comprehensive income			13		13
Share-based compensation expense		39			39
Share-based compensation expense, Shares
Net income (loss)				(1,385)	(1,385)
Ending Balance at Jun. 30, 2020		$ 82,705	$ (220)	$ (71,140)	$ 11,345
Ending Balance, Shares at Jun. 30, 2020	4,318,906